Lease (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Right-of-use asset	¥ 193	¥ 0	¥ 0
Lease liability
Current	330	0
Total Lease liabilities	330	0
Office building
Statement [Line Items]
Right-of-use asset	¥ 193	¥ 0